Abacus Settlements LLC - RELATED-PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Schedule of Related Party Transactions	For the year ended December 31, 2023, revenue earned, and contracts originated are below.

Year Ended December 31, 2023
Origination fee revenue	$259,517
Transaction reimbursement revenue	235,455
Total	$494,972
Cost	$99,456
Face value	$46,650,000
Total policies	7
Average Age	70

Abacus Settlements, LLC
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Schedule of Related Party Transactions	For three months ended June 30, 2023 and 2022, and for the six months ended June 30, 2023 and nine months ended September 30, 2022, revenue earned, and contracts originated are as follows:

	Six Months Ended June 30 2023	Year Ended December 31 2022
Origination fee revenue	$2,952,837	$6,586,922
Commissions and transaction reimbursement revenue	140,960	8,656,885
Total	$3,093,797	$15,243,806
Cost	$11,656,637	$87,143,005
Face value	96,674,080	481,648,010
Total policies	72	333
Average Age	75	75